Basis of Presentation and Summary of Significant Accounting Policies - Summary of Revenue By Geographical Region (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of Revenue [Line Items]
Total Revenue	$ 130,788	$ 6,317
North America [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	22,112	5,613
United Kingdom and Europe [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	103,935	340
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 4,741	$ 364